Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Capital Leases, Future Minimum Payments, Next Rolling Twelve Months	$ 60,776
Operating Leases, Future Minimum Payments Due, Next Twelve Months	287,394
Capital Leases, Future Minimum Payments, Due in Rolling Year Two	7,504
Operating Leases, Future Minimum Payments, Due in Two Years	302,951
Capital Leases, Future Minimum Payments, Due in Rolling Year Three	0
Operating Leases, Future Minimum Payments, Due in Three Years	318,508
Capital Leases, Future Minimum Payments, Due in Rolling Year Four	0
Operating Leases, Future Minimum Payments, Due in Rolling Year Four	333,417
Capital Leases, Future Minimum Payments, Due in Rolling Year Five	0
Operating Leases, Future Minimum Payments, Due in Rolling Year Five	113,516
Capital Leases, Future Minimum Payments, Due in Rolling after Year Five	0
Capital Leases, Future Minimum Payments Due	68,280
Operating Leases, Future Minimum Payments Due	1,355,786
Capital Leases, Future Minimum Payments, Interest Included in Payments	(6,613)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	61,667
Current portion of capital lease obligations	(54,376)	(43,852)
Capital Lease Obligations, Noncurrent	$ 7,291	$ 34,013